Organization and Principal Activities (Details)				12 Months Ended
	Apr. 22, 2024 HKD ($) shares	Apr. 22, 2024 USD ($) $ / shares shares	Oct. 29, 2022 shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Organization and Principal Activities [Line Items]
Ordinary shares, issued (in Shares)	2,320,000	2,320,000
Gross proceeds from issuance	$ 50,995,776	$ 6,565,106		$ 65,641,784	$ 8,450,608
Deferred initial public offering costs	14,646,008	$ 1,885,501
Splendid Vibe Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of subsidiary			100.00%
Ms. Eva Yuk Yin Siu [Member]
Organization and Principal Activities [Line Items]
Percentage of subsidiary			94.00%
Ms. Man Chi Wai [Member]
Organization and Principal Activities [Line Items]
Percentage of subsidiary			6.00%
NCA [Member]
Organization and Principal Activities [Line Items]
Transfer share (in Shares)			100
Neo-Concept (BVI) Limited [Member]
Organization and Principal Activities [Line Items]
Transfer share (in Shares)			100
Percentage of issued shares			100.00%
Neo-Concept Apparel Group Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of issued shares			100.00%
Neo-Concept Apparel Group Limited [Member] | Ms. Eva Yuk Yin Siu [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest				94.00%	94.00%
Neo-Concept Apparel Group Limited [Member] | Ms. Man Chi Wai [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest				6.00%	6.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Par value of shares (in Dollars per share) | $ / shares		$ 4
Gross proceeds from issuance	$ 65,641,784	$ 8,375,900
IPO [Member] | Neo-Concept Apparel Group Limited [Member]
Organization and Principal Activities [Line Items]
Gross proceeds from issuance | $		$ 9,280,000
IPO [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625